UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22980

 NAME OF REGISTRANT:                     Angel Oak Funds Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: One Buckhead Plaza
                                         3060 Peachtree Road NW Suite
                                         500
                                         Atlanta, GA 30305

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Michael D. Barolsky, Esq.,
                                         President
                                         c/o U.S. Bancorp Fund Services,
                                         LLC
                                         777 E. Wisconsin Ave., 10th
                                         Floor
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          404-953-4900

 DATE OF FISCAL YEAR END:                01/31

 DATE OF REPORTING PERIOD:               10/29/2014 - 06/30/2015


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

Angel Oak Flexible Income Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Angel Oak Multi-Strategy Incom
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.



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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Angel Oak Funds Trust
By (Signature)       /s/ Michael D. Barolsky
Name                 Michael D. Barolsky
Title                President
Date                 08/18/2015